Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	0.826%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,884,715.08

Principal:
Principal Collections	$21,995,179.88
Prepayments in Full	$21,465,073.96
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$43,460,253.84
Collections	$46,344,968.92

Purchase Amounts:
Purchase Amounts Related to Principal	$441,608.46
Purchase Amounts Related to Interest	$1,651.63
Sub Total	$443,260.09

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,788,229.01

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,788,229.01
Servicing Fee	$953,470.15	$953,470.15	$0.00	$0.00	$45,834,758.86
Interest - Class A-1 Notes	$90,797.00	$90,797.00	$0.00	$0.00	$45,743,961.86
Interest - Class A-2a Notes	$118,222.22	$118,222.22	$0.00	$0.00	$45,625,739.64
Interest - Class A-2b Notes	$78,539.45	$78,539.45	$0.00	$0.00	$45,547,200.19
Interest - Class A-3 Notes	$223,898.11	$223,898.11	$0.00	$0.00	$45,323,302.08
Interest - Class A-4 Notes	$86,792.00	$86,792.00	$0.00	$0.00	$45,236,510.08
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,236,510.08
Interest - Class B Notes	$32,334.41	$32,334.41	$0.00	$0.00	$45,204,175.67
Second Priority Principal Payment	$19,942,593.63	$19,942,593.63	$0.00	$0.00	$25,261,582.04
Interest - Class C Notes	$24,330.29	$24,330.29	$0.00	$0.00	$25,237,251.75
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,237,251.75
Regular Principal Payment	$208,957,406.37	$25,237,251.75	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$46,788,229.01

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$19,942,593.63
Regular Principal Payment					$25,237,251.75
Total					$45,179,845.38
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$45,179,845.38	$197.38	$90,797.00	$0.40	$45,270,642.38	$197.78
Class A-2a Notes	$0.00	$0.00	$118,222.22	$0.59	$118,222.22	$0.59
Class A-2b Notes	$0.00	$0.00	$78,539.45	$0.48	$78,539.45	$0.48
Class A-3 Notes	$0.00	$0.00	$223,898.11	$0.73	$223,898.11	$0.73
Class A-4 Notes	$0.00	$0.00	$86,792.00	$0.84	$86,792.00	$0.84
Class B Notes	$0.00	$0.00	$32,334.41	$1.02	$32,334.41	$1.02
Class C Notes	$0.00	$0.00	$24,330.29	$1.16	$24,330.29	$1.16
Total	$45,179,845.38	$42.92	$654,913.48	$0.62	$45,834,758.86	$43.54

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$228,900,000.00	1.0000000	$183,720,154.62	0.8026219
Class A-2a Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000
Class A-2b Notes	$163,100,000.00	1.0000000	$163,100,000.00	1.0000000
Class A-3 Notes	$305,200,000.00	1.0000000	$305,200,000.00	1.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$1,052,610,000.00	1.0000000	$1,007,430,154.62	0.9570783

Pool Information
Weighted Average APR	3.083%	3.047%
Weighted Average Remaining Term	57.90	57.00
Number of Receivables Outstanding	45,966	44,917
Pool Balance	$1,144,164,174.83	$1,100,262,052.02
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,052,609,546.59	$1,011,617,406.37
Pool Factor	1.0000000	0.9616295

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$37,556,121.71
Yield Supplement Overcollateralization Amount	$88,644,645.65
Targeted Overcollateralization Amount	$120,479,946.49
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$92,831,897.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		81	$260.51
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$260.51
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0003%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0003%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		81	$260.51
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$260.51
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3.22
Average Net Loss for Receivables that have experienced a Realized Loss			$3.22

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.41%	185	$4,468,108.24
61-90 Days Delinquent	0.00%	1	$27,427.13
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.41%	186	$4,495,535.37

Repossession Inventory:
Repossessed in the Current Collection Period		4	$90,938.77
Total Repossessed Inventory		4	$90,938.77

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0022%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0025%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	1

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer